Equity, Stock Options, and Warrants (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	307,420	308,464	267,257
Options Outstanding, Weighted- Average Remaining Contractual Life	5 years 9 months 7 days	6 years 26 days	6 years 6 months 4 days
Options Outstanding, Weighted- Average Exercise Price	$ 13.57	$ 13.61	$ 15.00
Options Exercisable, Number of Shares	172,606	151,576
Options Exercisable, Weighted- Average Exercise Price	$ 15.15	$ 15.38
$0 - $10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	0	0
Exercise Price, Upper Limit	$ 10.00	$ 10.00
Options Outstanding, Number of Shares	120,840	118,840
Options Outstanding, Weighted- Average Remaining Contractual Life	7 years 6 months 4 days	7 years 8 months 27 days
Options Outstanding, Weighted- Average Exercise Price	$ 7.74	$ 7.74
Options Exercisable, Number of Shares	46,820	38,884
Options Exercisable, Weighted- Average Exercise Price	$ 7.69	$ 7.71
$10.01 - $15.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	10.01	10.01
Exercise Price, Upper Limit	$ 15.00	$ 15.00
Options Outstanding, Number of Shares	32,888	34,888
Options Outstanding, Weighted- Average Remaining Contractual Life	7 years 5 months 1 day	7 years 10 months 13 days
Options Outstanding, Weighted- Average Exercise Price	$ 12.50	$ 12.50
Options Exercisable, Number of Shares	13,098	11,520
Options Exercisable, Weighted- Average Exercise Price	$ 12.50	$ 12.50
$15.01 - $20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	15.01	15.01
Exercise Price, Upper Limit	$ 20.00	$ 20.00
Options Outstanding, Number of Shares	131,116	132,178
Options Outstanding, Weighted- Average Remaining Contractual Life	3 years 11 months 12 days	4 years 3 months
Options Outstanding, Weighted- Average Exercise Price	$ 17.50	$ 17.50
Options Exercisable, Number of Shares	93,112	82,235
Options Exercisable, Weighted- Average Exercise Price	$ 17.50	$ 17.50
$20.01 - $25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	20.01	20.01
Exercise Price, Upper Limit	$ 25.00	$ 25.00
Options Outstanding, Number of Shares	22,558	22,558
Options Outstanding, Weighted- Average Remaining Contractual Life	4 years 7 months 17 days	4 years 11 months 16 days
Options Outstanding, Weighted- Average Exercise Price	$ 23.47	$ 23.47
Options Exercisable, Number of Shares	19,576	18,937
Options Exercisable, Weighted- Average Exercise Price	$ 23.63	$ 23.67